Cover	Jun. 10, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 13, 2024, Onconetix, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report the appointment of Karina M. Fedasz as the Company’s Interim Chief Financial Officer, effective June 10, 2024. This amendment is being filed to amend the Original 8-K to include the terms of Ms. Fedasz’s compensation, as approved by the Compensation Committee of the Company’s Board of Directors.
Document Period End Date	Jun. 10, 2024
Entity File Number	001-41294
Entity Registrant Name	Onconetix, Inc.
Entity Central Index Key	0001782107
Entity Tax Identification Number	83-2262816
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 E. Fifth Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	620-4101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	ONCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false